UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03-31-2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number: 028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas E. Schaller
Title:   President
Phone:   336-774-1515

Signature, Place, and Date of Signing:

      /s/ Douglas E. Schaller        Winston-Salem, NC         05-17-10
      -----------------------        -----------------        ----------
          [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      17

Form 13F Information Table Value Total:  $   91,885
                                         -----------
                                         (thousands)

                            SCHALLER INVESTMENT GROUP
                                    FORM 13F
                                       sec
                                 March 31, 2010

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hthwy CL B           COM              084670207    22011   270834 SH       Sole                   270834
CANADIAN NATURAL RESOURCES LTD COM              136385101     6177    83425 SH       Sole                    83425
Enstar Group                   COM              g3075p101     3272    47315 SH       Sole                    47315
Expeditors Intl Wash           COM              302130109     2228    60345 SH       Sole                    60345
Fastenal                       COM              311900104     3891    81075 SH       Sole                    81075
Freeport McMoran               COM              35671d857      378     4522 SH       Sole                     4522
Goldman Sachs Group            COM              38141g104      341     2000 SH       Sole                     2000
Homefed                        COM              43739d307     3000   130427 SH       Sole                   130427
Imperial Metals Corp           COM              452892102     8742   446000 SH       Sole                   446000
JP Morgan Chase                COM              46625h100      313     7000 SH       Sole                     7000
Johnson & Johnson              COM              478160104    10297   157928 SH       Sole                   157928
Leucadia                       COM              527288104     5353   215750 SH       Sole                   215750
McDonald's                     COM              580135101    13834   207340 SH       Sole                   207340
Occidental PeteRP              COM                             265     3136 SH       Sole                     3136
Target                         COM              87612e106     1904    36190 SH       Sole                    36190
Walgreen                       COM              931422109     4538   122350 SH       Sole                   122350
Wells Fargo                    COM              949749610     5343   171675 SH       Sole                   171675
REPORT SUMMARY                 17 DATA RECORDS               91885            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED